Virtus Bond Fund,

a series of Virtus Opportunities Trust

Supplement dated October 5, 2012 to the Summary Prospectus and Statutory Prospectus

dated January 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective October 3, 2012, a number of modifications affecting the Virtus Bond Fund have taken place. These changes are described more fully below.

—	The fund’s portfolio management strategies and risks have been modified.

Accordingly, the disclosure under “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

The fund seeks to generate high total return from both current income and capital appreciation by investing primarily in intermediate-term debt securities across 14 fixed income sectors. The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:

>	Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities;

>	Debt securities issued by foreign issuers, including foreign governments and their political subdivisions;

>	Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and

>	High-yield debt instruments, including bank loans (which are generally floating-rate).

The disclosure under “Principal Risks” in the fund’s summary prospectus and the summary section of the statutory prospectus is hereby modified to add the following:

>	Emerging Market Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

>	Loan Participation Risk. The risk that there may not be a readily available market for loan participation interests and, in some cases, the fund may have to dispose of such securities at a substantial discount from face value. Loan participations also involve the credit risk associated with the underlying corporate borrower.